SHORT-TERM AND LONG-TERM DEBT - Short-term debt narrative (Details) $ in Millions, € in Billions	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 1,425		$ 1,119
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	500
Commercial paper
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €		€ 1.5
Short-term bank loans and other credit facilities including commercial paper	$ 1,077		$ 879